Equity - Summary of Dividends Paid by the Group (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares	$ 96,529	$ 84,188	$ 46,397
Dividends paid, ordinary shares per share	$ 0.6558	$ 0.7196	$ 0.3966
Common Class A [Member]
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares	$ 38,462	$ 0	$ 0
Dividends paid, ordinary shares per share	$ 0.7090	$ 0	$ 0
Common Class B [Member]
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares	$ 58,067	$ 84,188	$ 46,397
Dividends paid, ordinary shares per share	$ 0.6247	$ 0.7196	$ 0.3966